Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 105,519	$ 71,297
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	32,394	20,941
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	18,541	15,421
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	24,877	13,830
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	20,871	14,048
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	3,979	5,184
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 4,857	$ 1,873